Other financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Financial Assets [Abstract]
Summary of other financial assets including non-quasi equity loans to equity accounted units

	Non-current 2019 US$m	Current 2019 US$m	Total 2019 US$m	Non-current 2018 US$m	Current 2018 US$m	Total 2018 US$m
Derivative financial instruments	308	58	366	468	88	556
Equity shares and quoted funds	52	9	61	53	77	130
Other investments, including loans(a)	236	2,603	2,839	255	2,527	2,782
Loans to equity accounted units	39	—	39	38	—	38
Total	635	2,670	3,305	814	2,692	3,506

(a)	Current “Other investments, including loans” includes US$2,584 million (2018: US$2,522 million) of highly liquid financial assets held in managed investment funds classified as held for trading.